Schedule of Accrued Expenses (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
General accrued expenses		$ 4,116,875	$ 7,665,518
Accrued payroll and related taxes		2,519,903	968,782
Accrued publisher expenses		3,956,114	1,550,669
Sales tax liability		1,063,515	801,930
Due to Meredith			701,734
Due to ABG			4,000,000
Restricted stock liabilities	$ 1,936,734	1,627,499
Other		1,434,287	794,568
Total accrued expenses	$ 21,287,989	$ 14,718,193	$ 16,483,201